Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about financial instruments [Table Text Block]
The carrying values of each classification of financial instrument as at December 31, 2020 are:

	Amortized Cost	Fair value through profit or loss	Total carrying value
Financial assets
Cash	$3,554	$—	$3,554
Restricted deposits	575	12,401	12,976
Amounts receivable and other assets	650	2,382	3,032
Total financial assets	4,779	14,783	19,562
Financial liabilities
Accounts payable and accruals	2,620	772	3,392
Convertible debt	18,747	—	18,747
Promissory note	16,629	—	16,629
Lease liabilities	557	—	557
Total financial liabilities	$38,553	$772	$39,325

The carrying values of each classification of financial instrument as at December 31, 2019 are:

	Amortized Cost	Fair value through profit or loss	Total carrying value
Financial assets
Cash	$7,401	$—	$7,401
Restricted deposits	809	10,640	11,449
Amounts receivable and other assets	738	2,176	2,914
Total financial assets	8,948	12,816	21,764
Financial liabilities
Accounts payable and accruals	4,408	125	4,533
Promissory note	15,501	—	15,501
Lease liabilities	616	—	616
Total financial liabilities	$20,525	$125	$20,650

Disclosure of financial instruments by type of interest rate [Table Text Block]
	December 31, 2020	December 31, 2019
Cash and restricted deposits	$16,530	$18,850
Promissory Note	$16,629	$15,501